Fixed Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Fixed Assets	Fixed Assets
Fixed assets are recorded at cost less accumulated depreciation and amortization and consist of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Leasehold improvements	$48,996	$49,718
Furniture and fixtures	8,107	8,606
Equipment	15,897	35,293
Software	8,577	14,395
Total	81,577	108,012
Less: Accumulated depreciation and amortization	(70,194)	(90,823)
Fixed assets, net	$11,383	$17,189
Depreciation expense related to fixed assets was $1.6 million and $5.2 million for the three and nine months ended September 30, 2021, respectively, and $1.8 million and $5.5 million for the three and nine months ended September 30, 2020, respectively. Amortization expense related to software development costs was $0.2 million and $0.9 million for the three and nine months ended September 30, 2021, respectively, and $0.4 million and $1.2 million for the three and nine months ended September 30, 2020, respectively.
During the three and nine months ended September 30, 2021, the Company disposed of certain obsolete assets, substantially all of which were fully depreciated.
Fixed Assets
Fixed assets are recorded at cost less accumulated depreciation and amortization and consist of the following as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Leasehold improvements	$49,718	$48,265
Furniture and fixtures	8,606	8,189
Equipment	35,293	33,501
Software	14,395	13,538
Total	108,012	103,493
Less: Accumulated depreciation and amortization	(90,823)	(82,831)
Fixed assets, net	$17,189	$20,662
Depreciation expense related to fixed assets was $7.3 million, $7.8 million, and $7.6 million for the years ended December 31, 2020, 2019, and 2018, respectively. Amortization expense related to software development costs was $1.7 million, $1.5 million, and $2.1 million for the years ended December 31, 2020, 2019, and 2018, respectively.